Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

7. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Trade accounts payable	$131,441	$80,703
Payroll and payroll liabilities	48,917	35,171
Accrued contract costs	58,301	33,044
Self-insurance accrual	18,559	23,171
Other accrued liabilities	38,289	23,366

Total accounts payable and accrued liabilities	$295,507	$195,455